Property and Equipment (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2016	Mar. 31, 2015
Property And Equipment Details Narrative
Depreciation expense	$ 431	$ 206	$ 1,293	$ 443	$ 799	$ 473
Computer equipment			3 years		3 years